Annual Total Returns (Vanguard Short-Term Bond Index Fund - ETF Shares ETF) (Vanguard Short-Term Bond Index Fund, Vanguard Short-Term Bond Index Fund - ETF Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Annual Total Return
2014	1.32%
2013	0.17%
2012	2.02%
2011	3.04%
2010	4.00%
2009	4.44%
2008	5.48%